Changes in Equity and Earnings per Share - Additional Information (Detail)		12 Months Ended
	Feb. 28, 2024 EUR (€) € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Apr. 26, 2023 EUR (€) € / shares	Apr. 27, 2022 EUR (€) € / shares	May 24, 2021 € / shares	Apr. 28, 2021 USD ($)
Disclosure of classes of share capital [line items]
Issued capital | $		$ 1,736,000,000	$ 1,736,000,000
Number of shares issued		1,984,000,000	1,981,000,000	1,972,000,000	1,984,000,000
Number of shares outstanding		2,019,000,000	2,019,000,000		2,019,000,000
Dividend declared | €						€ 1,510,000,000	€ 1,004,000,000
Dividend declared date		Feb. 28, 2024
Dividend paid date			May 05, 2023	May 05, 2022
Profit attributable to equity holders | $		$ 5,341,000,000	$ 5,969,000,000	$ 4,670,000,000
Diluted earnings per share based on the profit | $		$ 5,341,000,000	$ 5,969,000,000	$ 4,670,000,000
Number of antidilutive share options outstanding		46,000,000	51,000,000	68,000,000	46,000,000
Number Of Shares Settlement			51,000,000
Dividend payout date		Apr. 24, 2024	Apr. 26, 2023	Apr. 27, 2022
Stock repurchase program, authorized amount | $									$ 1,000,000,000
Closing Share Price | € / shares								€ 62.26
Euro [member]
Disclosure of classes of share capital [line items]
Closing foreign exchange rate		0.904977	0.937559	0.882924	0.904977			17.0064
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares	€ 0.82					€ 0.75	€ 0.5
Dividend proposed | €	€ 1,645,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares		282,044,710	282,050,690
Par value per share | € / shares					€ 0.61
Subscribed capital		$ 26,508,604			€ 21,602,657
Number Of Treasury Shares Reimbursed		35,414,191			35,414,191
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued		326,000,000
Number of restricted shares converted into ordinary shares		44,000,000
SAB Miller [member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme		77.40%			77.40%
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $		$ 4,497,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage		15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital		$ 1,736,000,000			€ 1,238,608,344.12
Equity shares		35,414,191			35,414,191
Number of shares authorized		2,019,241,973			2,019,241,973
Number of shares outstanding | €					€ 37,000,000
Percentage of shares repurchased		0.29%			0.29%
Stock repurchased during period, value | $		$ 362,000,000
Stock repurchased during period, shares		5,813,148			5,813,148
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		30,000,000			30,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		34,775,830			34,775,830